Related parties disclosure (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Subsidiaries
Group Company Name	Country of	Year of	Share Capital		% ownership as of December 31,	% ownership as of December 31,	Nature of business
	incorporation	incorporation			2019	2018
WISeKey SA	Switzerland	1999	CHF	933,436	95.58%	95.35%	Main operating company. Sales and R&D services
WISeKey Semiconductors SAS	France	2010	EUR	1,298,162	100.0%	100.0%	Chip manufacturing, sales & distribution
WiseTrust SA	Switzerland	1999	CHF	680,000	100.0%	100.0%	Non-operating investment company
WISeKey (Suisse) SA**	Switzerland	2002	CHF	100,000	100.0%	100.0%	Dormant
WISeKey ELA SL	Spain	2006	EUR	4,000,000	100.0%	100.0%	Sales & support
WISeKey SAARC Ltd	U.K.	2016	GBP	100,000	51.0%	51.0%	Non trading
WISeKey USA Inc*	U.S.A	2006	USD	6,500	100%*	100%*	Sales & support
WISeKey India Private Ltd***	India	2016	INR	1,000,000	45.9%	45.9%	Sales & support
WISeKey KK	Japan	2017	JPY	1,000,000	100.0%	100.0%	Sales & distribution
WISeKey Taiwan	Taiwan	2017	TWD	100,000	100.0%	100.0%	Sales & distribution
WISeCoin AG	Switzerland	2018	CHF	100,000	90.0%	90.0%	Sales & distribution
WISeKey Equities AG	Switzerland	2018	CHF	100,000	100.0%	100.0%	Financing, Sales & distribution
WISeCoin France R&D Lab SAS	France	2019	EUR	10,000	90.0%	not incorporated	Research & development
WISeKey Semiconductors GmbH	Germany	2019	EUR	25,000	100.0%	not incorporated	Sales & distribution
WISeKey Arabia - Information Technology Ltd	Saudi Arabia	2019	SAR	200,000.00	51.0%	not incorporated	Sales & distribution

* 50% owned by WISeKey SA and 50% owned by WiseTrust SA
** dormant or in the process of being liquidated
*** 88% owned by WISeKey SAARC which is controlled by WISeKey International Holding AG

Related party transactions and balances
	Receivables as at		Payables as at		Net expenses to			Net income from
Related Parties	December 31,	December 31,	December 31,	December 31,	in the year ended December 31,			in the year ended December 31,
(in USD'000)	2019	2018	2019	2018	2019	2018	2017	2019	2018	2017
1 CarlosMoreira	-	8	-	-	-	-	12	-	209	-
2 Maryla Shingler-Bobbio	-	-	-	-	123	80	-	-	-	3
3 Philippe Doubre	-	-	40	54	114	80	-	-	-	-
4 Juan Hernández Zayas	-	-	37	62	165	88	-	-	-	-
5 Thomas Hürlimann	-	-	16	24	63	24	-	-	-	-
6 Dourgam Kummer	-	-	2	68	52	264	81	-	-	-
7 David Fergusson	-	-	22	31	161	47	224	-	-	-
8 Roman Brunner	-	-	-	418	426	242	-	87	-	-
9 Anthony Nagel	-	-	-	-	5	164	-	58	-	-
10 Harald Steger	-	-	-	-	-	445	-	-	-	-
11 Don Tapscott	-	-	-	200	-	394	-	-	-	-
12 Wei Wang	-	-	-	-	-	187	-	10	-	-
13 OISTE	119	-	-	92	219	221	219	140	-	88
14 Todd Ruppert	-	-	-	-	-	353	-	-	-	-
15 Edmund Gibbons Limited	-	-	-	451	479	173	130	36	434	431
16 Terra Ventures Inc	-	-	33	31	-	-	-	-	-	-
17 SAI LLC (SBT Ventures)	-	-	33	32	-	-	-	-	-	-
18 GSP Holdings Ltd	-	-	17	16	-	-	-	-	-	-
19 Indian Potash Limited	-	-	-	-	-	-	-	-	42	-
20 ACXIT Capital	-	-	-	-	-	-	1,302	-	696	-
21 Philippe Gerwill	-	-	-	-	14	-	-	-	-	-
22 Related parties of Carlos Moreira	-	-	2	-	360	-	-	-	-	-
23 Thomas J. Egger	-	-	-	-	-	-	129	-	-	-
Total	119	8	202	1,479	2,181	2,762	2,097	331	1,381	522